DERIVATIVES - Financial Statement Impact of Derivatives By Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	$ 907	$ (7,149)	$ (1,722)
Net investment income (loss)	3,315	3,846	3,477
Interest credited to policyholders’ account balances	(1,410)	(1,219)	(1,222)
Settlement fees	(7)
Policy change reserves	(55)
GMIB Reinsurance Contracts
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)			417
Interest credited to policyholders’ account balances			0
AOCI			0
GMxB Derivative Features’ Liability
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)			(2,253)
Interest credited to policyholders’ account balances			0
AOCI			0
SCS, SIO, MSO and IUL Indexed Features
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	2,955	(3,835)	(1,738)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Embedded derivatives
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	2,955	(3,835)	(3,574)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Derivative instruments including embedded derivative
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	907	(7,243)	(1,722)
Net investment income (loss)	7
Interest credited to policyholders’ account balances	(4)	(45)	0
AOCI	230	(82)	(87)
Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(1,981)	(3,337)	1,861
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Currency swaps
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	10	3	(4)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Swaps
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(492)	(2,317)	2,832
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Futures
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	285	(567)	(1,011)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Swaps
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	2,644	(3,614)	(3,368)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Options
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(2,750)	3,886	1,663
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Futures
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(1,688)	(728)	1,740
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Swaptions
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	0	0	9
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Credit default swaps
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	7	(2)	0
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Not Designated for Hedge Accounting | Currency forwards
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	3	2	0
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	0	0	0
Cash Flow Hedge | Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(67)	(71)	(9)
Net investment income (loss)	7
Interest credited to policyholders’ account balances	(4)	(45)	0
AOCI	230	(82)	(87)
Cash Flow Hedge | Designated for Hedge Accounting | Currency swaps
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	19	(2)	0
Net investment income (loss)	7
Interest credited to policyholders’ account balances	(4)	(45)	0
AOCI	24	5	0
Cash Flow Hedge | Designated for Hedge Accounting | Swaps
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(86)	(69)	(9)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
AOCI	$ 206	$ (87)	$ (87)